Stock Options (Details Narrative) - USD ($)				9 Months Ended	12 Months Ended
	Apr. 08, 2024	Feb. 05, 2024	Oct. 27, 2021	May 31, 2024	Aug. 31, 2023	Aug. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Grants totaling		3,623,000
Modification description		1) 90,000 options with a strike price of $4.87; 2) 1,033,000 options with a strike price of $3.54; and 3) 2,500,000 options with a strike price of $2.60 (collectively, the “New Grant”).
General and administrative expense				$ 26,750
Director [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Option forfeitures and cancellations						119,000
Unvested stock options						83,600
Options expired						35,400
Chief Executive Officer [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Option forfeitures and cancellations					2,554,000
Options expired					54,000
expiration					2,500,000
Officers And Director [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options granted			140,000
Option exercise price			$ 6.21
Stock option, description			the Company’s listing of any of its securities for trading on a national stock exchange, ten-year term and vesting as to 50% of the options on the six-month anniversary of the date of grant and as to the remaining 50% of the options on the twelve-month anniversary from the date of grant.
Equity Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Closing stock option exercise price				$ 0.34	$ 0.03
Outstanding options	1,250,000			1,250,000
Option exercise price				$ 0.34	$ 0.03
Aggregate intrinsic value				$ 12,500	$ 0
Aggregate intrinsic value of options vested				$ 6,250	$ 0
Exercise price	$ 0.33
Vesting term	5 years
Option forfeitures and cancellations				24,400	2,554,000	119,000
Unrecognized compensation cost				$ 154,688	$ 68,945
Share based compensation recognition period				9 months	1 year
Aggregate intrinsic value of options vested					$ 0
Options granted				1,250,000		140,000
Equity Option [Member] | Director [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Option forfeitures and cancellations				24,400
Unvested stock options				23,400
Options expired				1,000